ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.              ORGANIZATION AND PRINCIPAL ACTIVITIES

Trina Solar Limited (“Trina”) was incorporated under the laws of the Cayman Islands on March 14, 2006. As of December 31, 2011, the major subsidiaries of Trina are included in Appendix 1.

Trina Solar Limited, its subsidiaries and variable interest entities (“VIE”) (collectively the “Company”) are principally engaged in the manufacturing and selling of solar modules in the People’s Republic of China (the “PRC”) and overseas.

In 2009, Trina began entering into arrangements to develop commercial solar power systems (“project assets”). For each project, a special purpose vehicle (“SPV”) is established for the purpose of holding the project assets and is funded via a nominal equity contribution by an engineering procurement and construction contractor. Trina, through a series of contractual arrangements, among other things, (i) supplies all solar modules and other related products to the SPV, which are a significant component of project asset cost, (ii) has substantive management rights and oversight in the SPV and the construction process, and (iii) is contractually required to acquire the project assets upon construction completion. As a result, Trina has a controlling financial interest in the SPVs and is deemed their primary beneficiary and, accordingly, the financial position and results of operations, if any, of the SPVs are included in the consolidated financial statements of the Company. The details of the project assets are discussed in Note 2(j). All SPVs are included in Appendix 1.